Earnings per share - summary of reconciliation of earnings to headline earnings (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Earnings	£ 4,471	£ 3,937
Effect of impairment of intangibles, property, plant and equipment, associates and held-for-sale assets (net of tax)	373	68
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback (net of tax)	(31)	(8)
Effect of impairment of subsidiaries transferred to held-for-sale and associated costs (net of tax)	0	(1)
Issue of shares and change in shareholding of an associate	(6)	(16)
Gain on partial disposal of an associate and associated capital gains tax	(1,307)	0
Headline earnings	£ 3,500	£ 3,980